OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Other Receivables [Line Items]
Reversal of credit losses				¥ 67,312
Third Party
Other Receivables [Line Items]
Beginning balance	¥ 918,153	$ 137,085	¥ 1,529,036
Balance acquired from FGS			151,689
Reversal of credit losses	(294,644)	(43,992)	(187,161)
Less: write-off	(4,065)	(607)	(575,411)
Ending balance	¥ 619,444	$ 92,486	¥ 918,153	¥ 1,529,036